Quarterly Report
March 31, 2021
GE RSP Income Fund

GE RSP Income Fund
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	20

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 97.9% †
U.S. Treasuries - 21.8%
U.S. Treasury Bonds
1.13%, 05/15/40 (a)	$26,151,000	$21,362,098
1.25%, 05/15/50 (a)	17,564,000	13,274,542
2.25%, 08/15/46 (a)	14,668,000	14,253,171
3.00%, 08/15/48 (a)	32,000,000	35,955,000
U.S. Treasury Notes
0.13%, 07/15/23 - 12/15/23	14,365,000	14,314,993
0.25%, 07/31/25 (a)	48,165,000	47,111,391
0.38%, 01/31/26 (a)	49,060,000	47,837,333
0.63%, 08/15/30 (a)	59,313,000	53,761,674
0.75%, 01/31/28 (a)	113,726,000	109,034,802
1.38%, 01/31/22	58,061,000	58,689,238
2.63%, 02/15/29 (a)	11,129,000	12,040,187
		427,634,429
Agency Mortgage Backed - 24.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	61,019,380	64,404,435
4.50%, 06/01/33 - 02/01/35 (a)	56,173	63,451
5.00%, 07/01/35 (a)	479,103	546,817
5.50%, 01/01/38 - 04/01/39 (a)	877,643	1,009,391
6.00%, 06/01/33 - 11/01/37 (a)	1,778,279	2,048,249
6.50%, 07/01/29 (a)	14,003	15,155
7.00%, 01/01/27 - 08/01/36 (a)	398,355	460,759
7.50%, 01/01/28 - 09/01/33 (a)	29,983	33,008
8.00%, 11/01/30 (a)	2,472	2,798
8.50%, 04/01/30 (a)	5,633	7,063
Federal National Mortgage Assoc.
2.50%, 02/01/51 (a)	67,430,112	69,507,177
2.50%, 03/01/51	20,000,000	20,631,593
3.00%, 03/01/50 (a)	12,738,258	13,301,153
3.50%, 08/01/45 - 01/01/48 (a)	28,367,342	30,381,611
4.00%, 01/01/41 - 01/01/50 (a)	36,334,587	39,558,362
4.50%, 07/01/33 - 12/01/48 (a)	16,544,014	18,338,939
5.00%, 03/01/34 - 05/01/39 (a)	1,360,368	1,550,017
5.50%, 12/01/32 - 01/01/39 (a)	4,607,615	5,257,145
6.00%, 06/01/21 - 05/01/41 (a)	8,171,627	9,430,620
6.50%, 05/01/21 - 08/01/36 (a)	286,579	318,394
7.00%, 10/01/32 - 02/01/34 (a)	39,655	43,765
7.50%, 11/01/22 - 03/01/33 (a)	168,859	189,712
8.00%, 06/01/24 - 10/01/31 (a)	59,659	64,936
8.50%, 04/01/30 (a)	13,135	15,733
9.00%, 06/01/21 - 12/01/22 (a)	3,018	3,047
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%, 04/01/37 (a)(b)	15,270	15,647
	Principal Amount	Fair Value
Federal National Mortgage Assoc. TBA
2.00%, 04/01/36 - 04/01/51 (c)	$82,164,083	$84,083,451
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	67,448,956	71,463,793
3.50%, 08/20/48 (a)	13,741,492	14,589,071
4.00%, 01/20/41 - 04/20/43 (a)	7,909,333	8,724,677
4.50%, 08/15/33 - 03/20/41 (a)	3,088,880	3,461,707
5.00%, 08/15/33 (a)	172,470	190,443
6.00%, 04/15/27 - 09/15/36 (a)	537,723	611,164
6.50%, 01/15/24 - 09/15/36 (a)	400,595	442,586
7.00%, 03/15/26 - 10/15/36 (a)	269,933	301,547
7.50%, 11/15/22 - 11/15/31 (a)	86,243	91,070
8.00%, 12/15/29 - 05/15/30 (a)	1,090	1,215
9.00%, 12/15/21 (a)	342	343
Government National Mortgage Assoc. 1.50% - 1 year CMT
2.13%, 11/20/21 - 10/20/25 (a)(b)	3,796	3,829
2.25%, 08/20/23 - 09/20/24 (a)(b)	1,214	1,225
2.88%, 04/20/24 (a)(b)	590	597
3.00%, 01/20/24 - 03/20/24 (a)(b)	774	782
Government National Mortgage Assoc. TBA
2.50%, 04/01/51 (c)	23,737,000	24,488,988
Lehman
5.50%, 12/01/89 (d)	1,140,372	26,343
		485,681,808
Agency Collateralized Mortgage Obligations - 0.7%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (a)(b)(e)	4,452,523	16,607
2.51%, 07/25/29 (a)	6,504,000	6,855,781
4.05%, 09/25/28 (a)(b)	2,313,000	2,687,422
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (a)(e)	643,696	24,050
5.50%, 06/15/33 (a)(e)	160,573	25,220
7.50%, 07/15/27 (a)(e)	6,406	932
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.49%, 08/15/25 (a)(b)(e)	132,393	2,310
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (a)(f)	4,343	4,137
8.00%, 02/01/23 - 07/01/24 (a)(e)	9,457	855
Federal National Mortgage Assoc. REMIC
1.11%, 12/25/42 (a)(b)(e)	632,787	21,626
5.00%, 02/25/40 - 09/25/40 (a)(e)	478,372	50,714
8.00%, 05/25/22 (a)(e)	3	12

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.89%, 07/25/38 (a)(b)(e)	$193,140	$25,696
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.44%, 11/25/41 (a)(b)(e)	22,891,011	4,530,365
Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (a)(f)	148,335	132,560
4.50%, 08/25/35 - 01/25/36 (a)(e)	347,084	53,494
5.00%, 03/25/38 - 05/25/38 (a)(e)	211,119	39,149
5.50%, 12/25/33 (a)(e)	58,847	9,339
6.00%, 01/25/35 (a)(e)	232,731	44,620
7.50%, 11/25/23 (a)(e)	26,143	1,828
8.00%, 08/25/23 - 07/25/24 (a)(e)	17,511	1,676
8.50%, 07/25/22 (a)(e)	1,340	28
8.50%, 07/25/22 (a)(e)*	11	—
9.00%, 05/25/22 (a)(e)	642	8
		14,528,429
Asset Backed - 1.8%
Ally Auto Receivables Trust 2018-1
2.35%, 06/15/22 (a)	31,745	31,763
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24 (a)	5,865,000	5,942,634
BMW Floorplan Master Owner Trust 2018-1
3.15%, 05/15/23 (a)(g)	2,965,000	2,974,208
CarMax Auto Owner Trust
3.13%, 06/15/23 (a)	871,225	882,401
Chase Funding Trust Series 2004-1
4.99%, 11/25/33 (a)	465,519	465,519
Enterprise Fleet Financing 2019-1 LLC
3.07%, 10/20/24 (a)(g)	4,214,000	4,395,252
Ford Credit Auto Owner Trust
0.56%, 10/15/24 (a)	8,079,000	8,106,311
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
0.42%, 02/25/36 (a)(b)(g)	1,817	1,814
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22 (a)	1,338,269	1,342,584
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22 (a)	1,341,872	1,344,120
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (a)(g)	7,900,000	8,003,122
Securitized Term Auto Receivables Trust 2018-1
3.30%, 11/25/22 (a)(g)	1,290,471	1,302,588
		34,792,316
Corporate Notes - 38.1%
3M Co.
3.13%, 09/19/46 (a)	883,000	875,795
7-Eleven Inc.
0.95%, 02/10/26 (a)(g)	3,902,000	3,799,729
2.50%, 02/10/41 (a)(g)	771,000	699,721
	Principal Amount	Fair Value
2.80%, 02/10/51 (a)(g)	$511,000	$458,347
Abbott Laboratories
3.75%, 11/30/26 (a)	569,000	638,600
4.90%, 11/30/46 (a)	484,000	629,786
AbbVie Inc.
2.60%, 11/21/24 (a)	1,144,000	1,207,023
2.95%, 11/21/26 (a)	1,247,000	1,327,456
3.20%, 05/14/26 - 11/21/29 (a)	1,758,000	1,876,706
3.25%, 10/01/22 (a)	780,000	806,239
3.45%, 03/15/22 (a)	1,714,000	1,753,593
4.05%, 11/21/39 (a)	519,000	578,560
4.25%, 11/21/49 (a)	771,000	872,741
4.63%, 10/01/42 (a)	96,000	112,385
4.70%, 05/14/45 (a)	181,000	214,456
4.88%, 11/14/48 (a)	173,000	211,513
5.00%, 12/15/21 (a)	1,709,000	1,742,992
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	2,085,000	2,264,373
Aetna Inc.
3.50%, 11/15/24 (a)	595,000	642,927
Aircastle Ltd.
4.25%, 06/15/26 (a)	918,000	966,682
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	1,047,000	1,126,562
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	358,000	358,988
3.80%, 09/23/49 (a)(g)	590,000	614,556
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	527,000	477,910
4.70%, 07/01/30 (a)	317,000	368,887
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	300,000	321,687
4.00%, 12/06/37 (a)	450,000	485,073
4.20%, 12/06/47 (a)	339,000	373,781
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(g)	1,028,000	1,055,725
2.95%, 01/25/30 (a)(g)	598,000	610,361
3.80%, 01/25/50 (a)(g)	444,000	448,014
Ally Financial Inc.
5.75%, 11/20/25 (a)	829,000	941,910
Alphabet Inc.
1.10%, 08/15/30 (a)	521,000	479,294
Altria Group Inc.
3.40%, 05/06/30 - 02/04/41 (a)	1,238,000	1,173,340
4.00%, 02/04/61 (a)	624,000	579,939
4.25%, 08/09/42 (a)	71,000	72,121
4.45%, 05/06/50 (a)	344,000	355,913
4.50%, 05/02/43 (a)	241,000	253,865
Amazon.com Inc.
1.50%, 06/03/30 (a)	387,000	368,517
2.50%, 06/03/50 (a)	476,000	425,987
2.70%, 06/03/60 (a)	369,000	328,447
3.15%, 08/22/27 (a)	282,000	308,282
4.05%, 08/22/47 (a)	250,000	291,295
4.25%, 08/22/57 (a)	155,000	186,502
Ameren Corp.
2.50%, 09/15/24 (a)	1,691,000	1,779,422
3.65%, 02/15/26 (a)	404,000	441,019
America Movil SAB de C.V.
3.13%, 07/16/22 (a)	1,469,000	1,516,552
4.38%, 04/22/49 (a)	300,000	343,185

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	$346,000	$378,230
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	443,000	431,810
3.25%, 03/01/50 (a)	369,000	343,093
American Express Co.
3.00%, 10/30/24 (a)	957,000	1,027,856
American International Group Inc.
4.25%, 03/15/29 (a)	550,000	619,328
4.50%, 07/16/44 (a)	525,000	597,602
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	158,000	176,293
American Tower Corp.
1.50%, 01/31/28 (a)	1,505,000	1,437,215
2.90%, 01/15/30 (a)	530,000	541,003
3.70%, 10/15/49 (a)	299,000	302,364
3.80%, 08/15/29 (a)	651,000	709,492
American Water Capital Corp.
2.95%, 09/01/27 (a)	478,000	509,486
Amgen Inc.
2.45%, 02/21/30 (a)	221,000	222,503
3.15%, 02/21/40 (a)	889,000	886,182
3.38%, 02/21/50 (a)	242,000	240,819
4.56%, 06/15/48 (a)	435,000	518,333
4.66%, 06/15/51 (a)	181,000	220,337
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (a)	1,075,000	1,181,436
4.70%, 02/01/36 (a)	268,000	314,276
4.90%, 02/01/46 (a)	586,000	696,443
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	594,000	643,260
4.00%, 04/13/28 (a)	191,000	212,948
4.35%, 06/01/40 (a)	578,000	651,631
4.38%, 04/15/38 (a)	936,000	1,064,438
4.50%, 06/01/50 (a)	457,000	519,869
4.60%, 04/15/48 (a)	338,000	387,514
4.75%, 04/15/58 (a)	264,000	304,872
5.55%, 01/23/49 (a)	614,000	791,821
Anthem Inc.
2.88%, 09/15/29 (a)	296,000	307,088
3.30%, 01/15/23 (a)	557,000	584,967
3.60%, 03/15/51	547,000	566,944
3.70%, 09/15/49 (a)	296,000	308,923
ANZ New Zealand International Ltd.
3.45%, 01/21/28 (a)(g)	887,000	963,788
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(g)	848,000	831,837
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	898,000	920,225
Apple Inc.
2.20%, 09/11/29 (a)	591,000	597,099
2.65%, 02/08/51 (a)	908,000	830,893
2.80%, 02/08/61 (a)	1,227,000	1,103,343
	Principal Amount	Fair Value
2.95%, 09/11/49 (a)	$390,000	$376,740
3.35%, 02/09/27 (a)	286,000	314,403
3.45%, 02/09/45 (a)	993,000	1,056,790
3.85%, 08/04/46 (a)	894,000	1,006,063
Applied Materials Inc.
4.35%, 04/01/47 (a)	338,000	404,370
Aptiv PLC
4.40%, 10/01/46 (a)	404,000	431,153
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	349,000	368,066
Ares Capital Corp.
3.25%, 07/15/25 (a)	3,779,000	3,900,230
Ascension Health
4.85%, 11/15/53 (a)	632,000	845,123
AstraZeneca PLC
4.00%, 01/17/29 (a)	271,000	304,046
4.38%, 08/17/48 (a)	146,000	171,981
AT&T Inc.
1.70%, 03/25/26	4,864,000	4,864,438
2.30%, 06/01/27 (a)	893,000	910,431
2.75%, 06/01/31 (a)	1,786,000	1,779,249
3.30%, 02/01/52 (a)	604,000	547,858
3.85%, 06/01/60 (a)	834,000	798,038
4.35%, 03/01/29 (a)	858,000	969,746
4.45%, 04/01/24 (a)	513,000	563,520
4.50%, 05/15/35 (a)	612,000	689,932
4.55%, 03/09/49 (a)	331,000	363,034
4.75%, 05/15/46 (a)	196,000	224,747
4.80%, 06/15/44 (a)	414,000	472,217
4.85%, 03/01/39 (a)	799,000	928,486
5.15%, 11/15/46 (a)	108,000	131,148
5.25%, 03/01/37 (a)	415,000	501,291
5.35%, 12/15/43 (a)	457,000	523,713
5.45%, 03/01/47 (a)	398,000	497,731
Athene Holding Ltd.
4.13%, 01/12/28 (a)	457,000	497,088
6.15%, 04/03/30 (a)	894,000	1,091,744
Avangrid Inc.
3.15%, 12/01/24 (a)	1,003,000	1,079,108
Avery Dennison Corp.
2.65%, 04/30/30 (a)	303,000	304,563
Baidu, Inc.
2.38%, 10/09/30 (a)	765,000	739,219
Bain Capital Specialty Finance Inc.
2.95%, 03/10/26	1,350,000	1,336,405
Bank of America Corp.
3.25%, 10/21/27 (a)	330,000	354,846
3.95%, 04/21/25 (a)	644,000	705,985
4.18%, 11/25/27 (a)	1,125,000	1,251,439
4.25%, 10/22/26 (a)	1,111,000	1,244,442
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(b)	2,526,000	2,518,018
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(b)	628,000	641,370
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(b)	477,000	513,118

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%, 12/20/28 (a)(b)	$540,000	$578,956
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%, 04/23/27 (a)(b)	1,483,000	1,614,587
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(b)	1,193,000	1,305,357
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(b)	255,000	277,585
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%, 04/24/38 (a)(b)	744,000	843,391
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(b)	268,000	302,132
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(b)	1,189,000	1,192,817
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(b)	376,000	439,277
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%, 10/05/28 (a)(b)	1,254,000	1,356,978
Barclays PLC
4.38%, 01/12/26 (a)	911,000	1,014,872
4.84%, 05/09/28 (a)	276,000	307,961
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65%, 06/24/31 (a)(b)	1,619,000	1,594,585
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR thereafter)
2.85%, 05/07/26 (a)(b)	1,320,000	1,380,694
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%, 05/16/29 (a)(b)	507,000	582,198
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	99,000	127,363
BAT Capital Corp.
2.26%, 03/25/28 (a)	454,000	446,514
2.73%, 03/25/31 (a)	904,000	878,598
3.98%, 09/25/50 (a)	585,000	549,286
4.39%, 08/15/37 (a)	665,000	698,104
4.54%, 08/15/47 (a)	300,000	302,427
4.70%, 04/02/27 (a)	567,000	638,731
4.91%, 04/02/30 (a)	594,000	677,606
	Principal Amount	Fair Value
BAT International Finance PLC
1.67%, 03/25/26 (a)	$578,000	$572,018
Baxter International Inc.
3.95%, 04/01/30 (a)(g)	260,000	292,552
Bayer US Finance II LLC
3.50%, 06/25/21 (a)(g)	1,803,000	1,810,843
3.88%, 12/15/23 (a)(g)	608,000	655,412
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	140,000	132,300
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	695,000	713,084
3.70%, 06/06/27 (a)	516,000	568,735
3.73%, 12/15/24 (a)	32,000	34,956
4.67%, 06/06/47 (a)	67,000	80,069
4.69%, 12/15/44 (a)	77,000	91,709
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	294,000	317,961
3.70%, 07/15/30	663,000	734,697
3.80%, 07/15/48 (a)	260,000	278,710
4.25%, 10/15/50	566,000	652,428
6.13%, 04/01/36 (a)	264,000	357,997
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	601,000	562,927
2.85%, 10/15/50 (a)	445,000	411,665
4.25%, 01/15/49 (a)	381,000	440,905
Berkshire Hathaway Inc.
4.50%, 02/11/43 (a)	154,000	185,995
Berry Global Inc.
4.88%, 07/15/26 (a)(g)	1,530,000	1,618,327
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43 (a)	154,000	199,042
Biogen Inc.
2.25%, 05/01/30 (a)	282,000	271,247
3.15%, 05/01/50 (a)	183,000	168,311
Block Financial LLC
3.88%, 08/15/30 (a)	275,000	283,366
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%, 11/19/25 (a)(b)(g)	1,007,000	1,059,777
BNP Paribas S.A. 2.84% - USD 5 year swap rate
5.13%, 12/31/99 (a)(b)(g)	600,000	619,956
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	583,000	645,859
Boston Scientific Corp.
4.70%, 03/01/49 (a)	251,000	304,340
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	714,000	652,582
3.02%, 01/16/27 (a)	1,464,000	1,564,182
3.38%, 02/08/61 (a)	1,216,000	1,128,071
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	893,000	957,037
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(b)	1,136,000	1,205,614
BPCE S.A.
4.50%, 03/15/25 (a)(g)	2,060,000	2,265,114

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	$33,000	$34,886
4.70%, 06/22/47 (a)	16,000	16,393
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	644,000	601,451
2.35%, 11/13/40 (a)	356,000	323,746
2.55%, 11/13/50 (a)	430,000	382,786
3.20%, 06/15/26 (a)	474,000	516,229
3.40%, 07/26/29 (a)	566,000	618,276
3.45%, 11/15/27 (a)	37,000	40,730
4.13%, 06/15/39 (a)	462,000	537,551
4.25%, 10/26/49 (a)	462,000	544,213
4.35%, 11/15/47 (a)	62,000	73,700
4.55%, 02/20/48 (a)	162,000	197,831
5.00%, 08/15/45 (a)	116,000	149,059
Brixmor Operating Partnership LP
2.25%, 04/01/28	1,215,000	1,192,097
3.90%, 03/15/27 (a)	242,000	263,388
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	81,000	87,883
Broadcom Inc.
3.15%, 11/15/25 (a)	349,000	371,786
3.42%, 04/15/33	1,363,000	1,362,884
4.15%, 11/15/30 (a)	897,000	967,836
4.30%, 11/15/32 (a)	595,000	647,669
Brown-Forman Corp.
4.00%, 04/15/38 (a)	148,000	167,052
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	212,000	232,320
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	525,000	599,634
4.55%, 09/01/44 (a)	790,000	945,180
C&W Senior Financing DAC
7.50%, 10/15/26 (a)(g)	500,000	529,955
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	289,000	296,398
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	654,000	708,007
4.95%, 06/01/47 (a)	127,000	147,175
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	1,811,000	2,001,300
Capital One Financial Corp.
3.75%, 07/28/26 (a)	1,107,000	1,201,947
4.75%, 07/15/21 (a)	1,539,000	1,557,837
Cardinal Health Inc.
2.62%, 06/15/22 (a)	404,000	413,555
3.08%, 06/15/24 (a)	293,000	311,688
Carrier Global Corp.
2.72%, 02/15/30 (a)	563,000	568,287
3.38%, 04/05/40 (a)	391,000	390,898
3.58%, 04/05/50 (a)	563,000	554,955
Caterpillar Inc.
3.25%, 09/19/49 - 04/09/50 (a)	861,000	882,263
3.80%, 08/15/42 (a)	189,000	212,814
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (a)(g)	1,291,000	1,391,169
Centene Corp.
3.38%, 02/15/30 (a)	1,097,000	1,107,663
4.25%, 12/15/27 (a)	3,230,000	3,395,085
5.38%, 08/15/26 (a)(g)	4,892,000	5,168,789
	Principal Amount	Fair Value
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	$1,555,000	$1,596,518
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	811,000	769,834
3.70%, 04/01/51	1,216,000	1,136,547
4.46%, 07/23/22 (a)	1,061,000	1,106,199
4.80%, 03/01/50 (a)	298,000	320,848
4.91%, 07/23/25 (a)	224,000	254,211
5.05%, 03/30/29 (a)	1,036,000	1,191,410
5.75%, 04/01/48 (a)	322,000	390,612
6.38%, 10/23/35 (a)	85,000	110,140
6.48%, 10/23/45 (a)	181,000	237,253
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	1,480,000	1,687,259
Chevron Corp.
2.24%, 05/11/30 (a)	309,000	308,014
2.98%, 05/11/40 (a)	435,000	432,107
3.08%, 05/11/50 (a)	295,000	285,168
Chevron USA Inc.
3.85%, 01/15/28 (a)	1,080,000	1,203,930
3.90%, 11/15/24 (a)	337,000	371,276
4.20%, 10/15/49 (a)	298,000	341,514
5.05%, 11/15/44 (a)	116,000	147,934
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	629,000	660,431
Chubb INA Holdings Inc.
4.35%, 11/03/45 (a)	419,000	497,961
Cigna Corp.
2.40%, 03/15/30 (a)	559,000	553,729
3.25%, 04/15/25 (a)	458,000	491,874
3.40%, 03/01/27 - 03/15/50 (a)	589,000	619,908
3.40%, 03/15/51	260,000	255,949
3.75%, 07/15/23 (a)	196,000	209,493
3.88%, 10/15/47 (a)	154,000	164,800
4.13%, 11/15/25 (a)	903,000	1,007,360
4.38%, 10/15/28 (a)	283,000	323,913
4.80%, 08/15/38 (a)	248,000	297,637
4.90%, 12/15/48 (a)	125,000	153,155
Cisco Systems Inc.
5.90%, 02/15/39 (a)	310,000	437,906
Citadel Finance LLC
3.38%, 03/09/26 (g)	3,500,000	3,460,975
Citigroup Inc.
4.75%, 05/18/46 (a)	353,000	418,301
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	549,000	567,814
CitiGroup Inc.
4.13%, 07/25/28 (a)	3,587,000	3,959,008
4.45%, 09/29/27 (a)	659,000	741,177
4.65%, 07/23/48 (a)	784,000	961,694
CitiGroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(b)	3,796,000	3,874,843
CitiGroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(b)	242,000	249,245

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
CitiGroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(b)	$260,000	$281,918
CitiGroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(b)	1,659,000	1,672,521
Citrix Systems Inc.
1.25%, 03/01/26 (a)	2,165,000	2,133,694
CME Group Inc.
3.75%, 06/15/28 (a)	324,000	360,680
CMS Energy Corp.
4.88%, 03/01/44 (a)	878,000	1,051,440
CNA Financial Corp.
3.45%, 08/15/27 (a)	245,000	267,395
3.90%, 05/01/29 (a)	578,000	638,476
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	1,223,000	1,256,217
4.88%, 04/01/21 (a)	730,000	730,000
CNOOC Finance 2014 ULC
4.25%, 04/30/24 (a)	2,095,000	2,282,733
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	540,000	706,061
Comcast Corp.
2.65%, 08/15/62 (a)	438,000	372,484
2.80%, 01/15/51 (a)	498,000	456,561
3.10%, 04/01/25 (a)	633,000	682,950
3.20%, 07/15/36 (a)	542,000	565,301
3.25%, 11/01/39 (a)	871,000	898,149
3.38%, 08/15/25 (a)	243,000	264,797
3.45%, 02/01/50 (a)	424,000	435,507
3.97%, 11/01/47 (a)	603,000	675,233
4.15%, 10/15/28 (a)	594,000	679,292
4.60%, 08/15/45 (a)	282,000	342,779
4.70%, 10/15/48 (a)	288,000	355,859
CommonSpirit Health
4.35%, 11/01/42	1,029,000	1,135,625
Conagra Brands Inc.
5.30%, 11/01/38 (a)	271,000	335,159
5.40%, 11/01/48 (a)	237,000	303,500
ConocoPhillips
3.75%, 10/01/27 (a)(g)	171,000	188,806
4.30%, 08/15/28 (a)(g)	574,000	650,279
4.88%, 10/01/47 (a)(g)	286,000	349,400
ConocoPhillips Co.
4.30%, 11/15/44 (a)	547,000	623,394
Consolidated Edison Company of New York Inc.
2.90%, 12/01/26 (a)	666,000	706,713
3.35%, 04/01/30 (a)	256,000	274,829
3.88%, 06/15/47 (a)	306,000	323,806
3.95%, 04/01/50 (a)	425,000	460,687
Constellation Brands Inc.
3.15%, 08/01/29 (a)	1,221,000	1,279,046
3.70%, 12/06/26 (a)	571,000	627,095
4.50%, 05/09/47 (a)	439,000	500,179
Continental Resources Inc.
3.80%, 06/01/24	4,052,000	4,150,707
4.50%, 04/15/23 (a)	2,697,000	2,788,347
Corning Inc.
4.38%, 11/15/57 (a)	297,000	325,043
Corporate Nacional del Cobre de Chile
3.15%, 01/15/51 (a)(g)	1,200,000	1,101,636
	Principal Amount	Fair Value
Corporate Office Properties LP
2.25%, 03/15/26 (a)	$819,000	$833,693
2.75%, 04/15/31	511,000	494,045
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	595,000	567,118
Credit Agricole SA (1.25% fixed rate until 01/26/26; 0.89% + SOFR thereafter)
1.25%, 01/26/27 (a)(b)(g)	2,964,000	2,897,814
Credit Suisse AG
2.95%, 04/09/25 (a)	1,080,000	1,143,202
Credit Suisse Group AG
3.80%, 06/09/23 (a)	937,000	994,457
4.28%, 01/09/28 (a)(g)	593,000	652,407
Credit Suisse Group AG 3.73% + SOFRRATE
4.19%, 04/01/31 (a)(b)(g)	1,752,000	1,905,370
Crown Castle International Corp.
3.30%, 07/01/30 (a)	1,638,000	1,711,874
4.15%, 07/01/50 (a)	248,000	264,589
5.20%, 02/15/49 (a)	383,000	465,958
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	872,000	1,022,127
CubeSmart LP
4.38%, 02/15/29 (a)	883,000	985,631
Cummins Inc.
1.50%, 09/01/30 (a)	605,000	562,505
2.60%, 09/01/50 (a)	605,000	540,737
CVS Health Corp.
3.00%, 08/15/26 (a)	620,000	662,420
3.25%, 08/15/29 (a)	514,000	544,007
3.63%, 04/01/27 (a)	582,000	639,036
3.75%, 04/01/30 (a)	424,000	462,588
3.88%, 07/20/25 (a)	327,000	361,407
4.25%, 04/01/50 (a)	310,000	348,617
4.30%, 03/25/28 (a)	129,000	146,430
4.78%, 03/25/38 (a)	379,000	447,535
5.00%, 12/01/24 (a)	756,000	857,969
5.13%, 07/20/45 (a)	368,000	452,312
5.30%, 12/05/43 (a)	624,000	779,994
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(g)	925,000	1,004,596
5.45%, 06/15/23 (a)(g)	501,000	547,523
6.02%, 06/15/26 (a)(g)	182,000	215,355
8.10%, 07/15/36 (a)(g)	74,000	108,451
8.35%, 07/15/46 (a)(g)	172,000	261,810
Deutsche Bank AG
3.30%, 11/16/22 (a)	875,000	908,574
3.70%, 05/30/24 (a)	347,000	371,224
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	309,000	313,972
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (a)(g)	758,000	788,494
Devon Energy Corp.
5.00%, 06/15/45 (a)	196,000	214,516
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	532,000	543,619
3.25%, 11/15/39 (a)	303,000	309,299
3.40%, 11/15/49 (a)	151,000	153,461
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	925,000	975,977
3.13%, 03/24/31	1,325,000	1,323,516

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.25%, 12/01/26 (a)	$509,000	$536,069
3.50%, 12/01/29 (a)	435,000	452,117
4.40%, 03/24/51	725,000	742,994
Digital Realty Trust LP
3.60%, 07/01/29 (a)	951,000	1,026,719
Discover Bank
2.70%, 02/06/30 (a)	535,000	540,355
Discovery Communications LLC
2.95%, 03/20/23 (a)	992,000	1,036,184
3.95%, 03/20/28 (a)	426,000	465,239
4.95%, 05/15/42 (a)	151,000	171,319
5.00%, 09/20/37 (a)	196,000	228,569
Dollar General Corp.
3.50%, 04/03/30 (a)	346,000	373,414
4.13%, 04/03/50 (a)	516,000	571,955
Dollar Tree Inc.
4.00%, 05/15/25 (a)	624,000	688,946
Dominion Energy Inc.
3.07%, 08/15/24 (a)(h)	680,000	725,594
3.38%, 04/01/30 (a)	874,000	931,063
Dover Corp.
2.95%, 11/04/29 (a)	598,000	627,529
DTE Energy Co.
2.85%, 10/01/26 (a)	281,000	298,009
3.85%, 12/01/23 (a)	390,000	419,695
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	347,000	382,241
Duke Energy Corp.
3.55%, 09/15/21 (a)	593,000	596,718
3.75%, 09/01/46 (a)	237,000	239,726
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(b)	1,119,000	1,183,846
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	331,000	375,380
Duke Realty LP
3.05%, 03/01/50 (a)	263,000	242,791
3.25%, 06/30/26 (a)	346,000	374,431
3.38%, 12/15/27 (a)	271,000	295,536
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	1,103,000	1,108,140
5.32%, 11/15/38 (a)	218,000	273,592
5.42%, 11/15/48 (a)	218,000	284,124
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(g)	917,000	992,597
Eastman Chemical Co.
3.50%, 12/01/21 (a)	774,000	789,643
3.60%, 08/15/22 (a)	303,000	313,708
4.65%, 10/15/44 (a)	592,000	688,028
Eaton Corp.
3.10%, 09/15/27 (a)	367,000	395,821
Ecolab Inc.
1.30%, 01/30/31 (a)	607,000	554,974
2.13%, 08/15/50 (a)	593,000	484,588
Edison International
4.95%, 04/15/25 (a)	1,265,000	1,413,473
5.75%, 06/15/27 (a)	175,000	204,402
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	448,000	447,055
Electronic Arts Inc.
1.85%, 02/15/31 (a)	751,000	708,846
2.95%, 02/15/51 (a)	531,000	489,853
	Principal Amount	Fair Value
Eli Lilly & Co.
3.95%, 03/15/49 (a)	$536,000	$609,486
Emera US Finance LP
4.75%, 06/15/46 (a)	121,000	135,474
Emerson Electric Co.
1.80%, 10/15/27 (a)	390,000	391,646
2.75%, 10/15/50 (a)	298,000	275,534
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(g)	900,000	869,796
1.78%, 03/17/31 (a)(g)	694,000	647,190
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	82,000	97,833
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	1,512,000	1,622,860
Enel Finance International N.V.
3.63%, 05/25/27 (a)(g)	795,000	861,160
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	729,000	769,226
4.50%, 04/15/24 (a)	581,000	633,156
4.95%, 06/15/28 (a)	194,000	217,158
5.30%, 04/15/47 (a)	603,000	631,667
6.13%, 12/15/45 (a)	157,000	179,683
6.50%, 02/01/42 (a)	456,000	543,944
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(b)	2,488,000	2,390,097
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	370,000	398,431
Entergy Louisiana LLC
4.00%, 03/15/33 (a)	233,000	265,406
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	854,000	909,066
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(b)	277,000	278,601
EOG Resources Inc.
4.15%, 01/15/26 (a)	384,000	431,754
4.38%, 04/15/30 (a)	663,000	762,278
4.95%, 04/15/50 (a)	301,000	368,481
5.10%, 01/15/36 (a)	243,000	288,183
Equinix Inc.
1.25%, 07/15/25 (a)	1,019,000	1,010,675
2.15%, 07/15/30 (a)	848,000	805,286
Equinor ASA
3.25%, 11/18/49 (a)	435,000	426,522
ERP Operating LP
4.50%, 07/01/44 (a)	201,000	238,179
Essex Portfolio LP
2.65%, 03/15/32 (a)	326,000	320,732
Eversource Energy
3.45%, 01/15/50 (a)	591,000	593,476
Exelon Corp.
3.50%, 06/01/22 (a)	602,000	620,873
4.05%, 04/15/30 (a)	894,000	994,092
4.45%, 04/15/46 (a)	557,000	639,870
4.70%, 04/15/50 (a)	595,000	713,506
Expedia Group Inc.
2.95%, 03/15/31 (a)(g)	672,000	662,323

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	$1,788,000	$1,820,381
3.45%, 04/15/51 (a)	930,000	937,403
FedEx Corp.
3.80%, 05/15/25 (a)	3,032,000	3,342,962
4.10%, 02/01/45 (a)	1,311,000	1,413,350
Fidelity National Information Services Inc.
0.60%, 03/01/24 (a)	1,355,000	1,347,710
1.65%, 03/01/28 (a)	684,000	668,152
2.25%, 03/01/31 (a)	811,000	796,751
3.10%, 03/01/41 (a)	157,000	154,392
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	741,000	785,734
Fiserv Inc.
3.50%, 07/01/29 (a)	397,000	428,168
4.40%, 07/01/49 (a)	237,000	273,721
Florida Power & Light Co.
2.85%, 04/01/25 (a)	1,363,000	1,454,157
4.13%, 02/01/42 (a)	327,000	376,825
Flowers Foods Inc.
2.40%, 03/15/31	727,000	709,348
Ford Motor Co.
4.35%, 12/08/26 (a)	525,000	552,799
Ford Motor Credit Company LLC
3.10%, 05/04/23 (a)	1,436,000	1,460,096
3.22%, 01/09/22 (a)	354,000	358,177
3.34%, 03/28/22 (a)	1,106,000	1,119,703
3.81%, 01/09/24 (a)	945,000	974,843
5.88%, 08/02/21 (a)	2,613,000	2,648,981
Fox Corp.
3.50%, 04/08/30 (a)	604,000	643,767
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	1,903,000	1,901,021
General Dynamics Corp.
4.25%, 04/01/50 (a)	454,000	544,523
General Mills Inc.
2.88%, 04/15/30 (a)	334,000	344,792
3.00%, 02/01/51 (a)(g)	474,000	443,408
General Motors Co.
5.20%, 04/01/45 (a)	87,000	100,185
5.40%, 10/02/23 - 04/01/48 (a)	417,000	478,552
6.13%, 10/01/25 (a)	1,140,000	1,342,909
6.80%, 10/01/27 (a)	480,000	596,794
General Motors Financial Company Inc.
1.25%, 01/08/26 (a)	2,280,000	2,237,843
2.35%, 01/08/31 (a)	597,000	570,296
3.45%, 01/14/22 - 04/10/22 (a)	2,563,000	2,618,640
3.55%, 04/09/21 (a)	1,707,000	1,707,580
4.20%, 11/06/21 (a)	2,829,000	2,889,993
5.25%, 03/01/26 (a)	469,000	537,408
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	1,519,000	1,545,112
3.60%, 03/01/25 (a)(g)	2,419,000	2,619,317
Gilead Sciences Inc.
1.20%, 10/01/27 (a)	425,000	407,129
1.65%, 10/01/30 (a)	352,000	329,972
2.60%, 10/01/40 (a)	453,000	416,651
2.80%, 10/01/50 (a)	655,000	583,304
2.95%, 03/01/27 (a)	100,000	106,331
3.50%, 02/01/25 (a)	330,000	357,466
3.65%, 03/01/26 (a)	331,000	363,719
	Principal Amount	Fair Value
4.15%, 03/01/47 (a)	$221,000	$245,710
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	730,000	775,632
3.63%, 05/15/25 (a)	691,000	759,160
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	677,000	740,191
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(g)	1,468,000	1,545,848
4.95%, 11/15/21 (a)(g)	582,000	597,883
Graphic Packaging International LLC
1.51%, 04/15/26 (g)	1,340,000	1,330,513
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	1,912,000	1,946,665
2.60%, 10/15/25 (a)(g)	1,376,000	1,397,906
Grupo Televisa SAB
5.00%, 05/13/45 (a)	382,000	420,017
Halliburton Co.
3.80%, 11/15/25 (a)	25,000	27,512
5.00%, 11/15/45 (a)	263,000	292,062
HCA Inc.
4.13%, 06/15/29 (a)	328,000	363,355
4.50%, 02/15/27 (a)	622,000	697,965
Health Care Service Corp.
2.20%, 06/01/30 (a)(g)	1,490,000	1,464,297
3.20%, 06/01/50 (a)(g)	299,000	284,158
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	487,000	454,050
Hess Corp.
5.60%, 02/15/41 (a)	127,000	146,668
5.80%, 04/01/47 (a)	81,000	96,244
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	140,000	182,749
Highwoods Realty LP
4.13%, 03/15/28 (a)	358,000	388,520
4.20%, 04/15/29 (a)	871,000	949,486
Honeywell International Inc.
2.70%, 08/15/29 (a)	680,000	711,742
Hormel Foods Corp.
1.80%, 06/11/30 (a)	1,209,000	1,162,345
HSBC Holdings PLC
4.25%, 03/14/24 (a)	625,000	679,931
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	2,145,000	2,107,291
HSBC Holdings PLC (4.00% fixed rate until 09/09/26; 3.22% + 5 year CMT Rate thereafter)
4.00%, 12/31/99 (b)	924,000	918,456
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%, 09/12/26 (a)(b)	1,577,000	1,746,354
HSBC Holdings PLC 3.61% -
6.50%, 12/31/99 (a)(b)	1,024,000	1,142,067
HSBC Holdings PLC 3.75% -
6.00%, 12/31/99 (a)(b)	801,000	876,446
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	1,187,000	1,188,780
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	2,280,000	2,223,593
3.10%, 04/05/22 (a)(g)	508,000	519,638

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	$844,000	$892,792
3.50%, 02/11/23 - 07/26/26 (a)(g)	2,689,000	2,808,962
ING Groep N.V.
4.10%, 10/02/23 (a)	2,303,000	2,496,130
ING Groep N.V. (1.02% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
1.02%, 04/01/27 (b)(c)	4,042,000	4,048,871
ING Groep N.V. (1.73% fixed rate until 04/01/26; 0.92% + SOFR thereafter)
1.73%, 04/01/27 (b)(c)	1,290,000	1,291,032
ING Groep N.V. (2.73% fixed rate until 04/01/31; 1.12% + SOFR thereafter)
2.73%, 04/01/32 (b)(c)	1,740,000	1,738,399
Ingredion Inc.
2.90%, 06/01/30 (a)	609,000	622,611
3.90%, 06/01/50 (a)	302,000	321,008
Intel Corp.
2.45%, 11/15/29 (a)	1,142,000	1,168,734
2.60%, 05/19/26 (a)	779,000	827,166
2.88%, 05/11/24 (a)	442,000	472,242
3.10%, 02/15/60 (a)	544,000	514,967
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	303,000	277,303
2.65%, 09/15/40 (a)	303,000	280,299
3.00%, 09/15/60 (a)	574,000	512,858
International Business Machines Corp.
3.45%, 02/19/26 (a)	807,000	886,070
4.15%, 05/15/39 (a)	572,000	653,378
4.25%, 05/15/49 (a)	227,000	261,733
International Paper Co.
4.40%, 08/15/47 (a)	438,000	511,549
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	2,107,000	2,272,821
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	1,492,000	1,527,539
JAB HOLDINGS BV
2.20%, 11/23/30 (a)(g)	498,000	467,931
Jabil Inc.
3.95%, 01/12/28 (a)	461,000	513,780
Jefferies Group LLC
5.13%, 01/20/23 (a)	441,000	475,804
John Deere Capital Corp.
2.45%, 01/09/30 (a)	1,454,000	1,483,618
Johnson & Johnson
3.63%, 03/03/37 (a)	298,000	336,600
Johnson Controls International PLC
4.50%, 02/15/47 (a)	190,000	223,510
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	1,266,000	1,375,977
3.63%, 12/01/27 (a)	252,000	273,720
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(b)	973,000	990,319
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(b)	640,000	707,520
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(b)	$649,000	$715,315
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%, 01/29/27 (a)(b)	1,069,000	1,181,833
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(b)	440,000	490,970
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(b)	2,407,000	2,776,571
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(b)	1,514,000	1,529,730
JPMorgan Chase & Co. 0.95% + 3 month USD LIBOR
3.51%, 01/23/29 (a)(b)	288,000	311,878
JPMorgan Chase & Co. 1.46% + 3 month USD LIBOR
4.03%, 07/24/48 (a)(b)	428,000	477,849
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
3.68%, 12/29/49 (a)(b)	411,000	409,648
JPMorgan Chase & Co. 6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(b)	1,288,000	1,392,405
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	846,000	872,074
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	666,000	704,581
3.80%, 05/01/50 (a)	505,000	537,249
4.50%, 11/15/45 (a)	258,000	298,645
4.60%, 05/25/28 (a)	130,000	150,227
KeyCorp
2.25%, 04/06/27 (a)	1,776,000	1,822,354
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	109,000	118,094
5.00%, 03/01/43 (a)	232,000	261,169
6.38%, 03/01/41 (a)	196,000	250,196
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	184,000	207,637
KLA Corp.
3.30%, 03/01/50 (a)	592,000	575,223
4.10%, 03/15/29 (a)	1,190,000	1,340,713
4.65%, 11/01/24 (a)	735,000	822,039
Kohl's Corp.
3.38%, 05/01/31	885,000	885,858
4.25%, 07/17/25 (a)	1,521,000	1,665,784
5.55%, 07/17/45 (a)	583,000	662,358
9.50%, 05/15/25 (a)	381,000	494,866
Kreditanstalt fuer Wiederaufbau
2.00%, 10/04/22 (a)	1,948,000	2,000,654
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	480,000	531,221

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	$435,000	$453,792
Lear Corp.
4.25%, 05/15/29 (a)	394,000	436,450
Leidos Inc.
2.95%, 05/15/23 (a)(g)	1,515,000	1,583,917
3.63%, 05/15/25 (a)(g)	447,000	485,156
4.38%, 05/15/30 (a)(g)	1,183,000	1,313,852
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(g)	300,000	305,178
Life Storage LP
2.20%, 10/15/30 (a)	842,000	798,132
Lincoln National Corp.
3.63%, 12/12/26 (a)	226,000	248,993
4.35%, 03/01/48 (a)	323,000	360,087
Lloyds Banking Group PLC
3.75%, 01/11/27 (a)	372,000	407,931
Lloyds Banking Group PLC (3.87% fixed rate until 07/09/24; 3.50% + 1 year CMT Rate thereafter)
3.87%, 07/09/25 (a)(b)	2,390,000	2,600,177
Lloyds Banking Group PLC 0.81% - 3 month USD LIBOR
2.91%, 11/07/23 (a)(b)	982,000	1,016,507
Lloyds Banking Group PLC 1.00% - 1 year CMT
2.44%, 02/05/26 (a)(b)	800,000	830,448
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	427,000	471,344
3.80%, 03/01/45 (a)	169,000	187,451
4.50%, 05/15/36 (a)	544,000	657,489
Lowe's Companies Inc.
1.30%, 04/15/28 (a)	395,000	375,728
1.70%, 10/15/30 (a)	303,000	283,520
3.00%, 10/15/50 (a)	603,000	563,190
3.70%, 04/15/46 (a)	216,000	225,426
4.05%, 05/03/47 (a)	343,000	376,357
Lsega Financing PLC
3.20%, 04/06/41 (c)(g)	1,600,000	1,586,496
LYB International Finance BV
4.88%, 03/15/44 (a)	143,000	167,239
LYB International Finance II BV
3.50%, 03/02/27 (a)	137,000	148,687
LYB International Finance III LLC
1.25%, 10/01/25 (a)	474,000	468,435
3.63%, 04/01/51 (a)	603,000	595,342
3.80%, 10/01/60 (a)	301,000	292,422
Macquarie Group, Ltd. (1.34% fixed rate until 01/12/26; 1.07% + SOFR thereafter)
1.34%, 01/12/27 (a)(b)(g)	597,000	585,681
Marathon Oil Corp.
3.85%, 06/01/25 (a)	232,000	248,955
Masco Corp.
3.50%, 11/15/27 (a)	173,000	189,241
Mastercard Inc.
3.30%, 03/26/27 (a)	509,000	559,696
3.85%, 03/26/50 (a)	196,000	222,146
McCormick & Company Inc.
1.85%, 02/15/31 (a)	428,000	403,189
3.25%, 11/15/25 (a)	4,304,000	4,644,532
McDonald's Corp.
3.60%, 07/01/30 (a)	893,000	975,058
	Principal Amount	Fair Value
3.63%, 09/01/49 (a)	$362,000	$376,951
3.70%, 01/30/26 (a)	229,000	252,530
3.80%, 04/01/28 (a)	487,000	538,909
4.20%, 04/01/50 (a)	441,000	502,630
4.88%, 12/09/45 (a)	183,000	223,880
Medtronic Inc.
4.63%, 03/15/45 (a)	70,000	88,123
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	860,000	1,016,133
Merck & Company Inc.
2.45%, 06/24/50 (a)	743,000	657,800
2.75%, 02/10/25 (a)	861,000	916,646
4.00%, 03/07/49 (a)	201,000	231,731
MetLife Inc.
4.05%, 03/01/45 (a)	120,000	136,062
4.72%, 12/15/44 (a)	342,000	421,050
Microchip Technology Inc.
2.67%, 09/01/23 (a)(g)	3,786,000	3,947,435
Micron Technology Inc.
2.50%, 04/24/23 (a)	1,084,000	1,124,899
Microsoft Corp.
2.40%, 08/08/26 (a)	424,000	447,884
2.68%, 06/01/60 (a)	245,000	224,822
2.92%, 03/17/52	1,810,000	1,780,949
3.04%, 03/17/62	456,000	447,427
3.45%, 08/08/36 (a)	155,000	171,007
3.50%, 02/12/35 (a)	429,000	479,176
Mitsubishi UFJ Financial Group Inc.
2.80%, 07/18/24 (a)	2,310,000	2,449,177
Mizuho Financial Group Inc. 1.00% - 3 month USD LIBOR
3.92%, 09/11/24 (a)(b)	1,310,000	1,407,267
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	734,000	736,363
4.20%, 07/15/46 (a)	192,000	200,438
Morgan Stanley
3.63%, 01/20/27 (a)	422,000	463,360
3.95%, 04/23/27 (a)	840,000	927,058
4.35%, 09/08/26 (a)	1,196,000	1,350,284
4.38%, 01/22/47 (a)	448,000	534,477
5.00%, 11/24/25 (a)	3,418,000	3,928,136
Morgan Stanley (1.93% fixed rate until 04/28/31; 1.02% + SOFR thereafter)
1.93%, 04/28/32 (a)(b)	920,000	867,634
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	797,000	729,558
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(b)	399,000	445,759
Morgan Stanley 3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(b)	743,000	805,575
MPLX LP
2.65%, 08/15/30 (a)	688,000	674,687
3.38%, 03/15/23 (a)	358,000	375,814
5.20%, 12/01/47 (a)	212,000	239,598

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
MPLX LP 1.33% fixed rate until 03/29/21; 1.10% + 3 month USD LIBOR
1.29%, 09/09/22 (a)(b)	$1,435,000	$1,435,646
Mylan Inc.
5.20%, 04/15/48 (a)	272,000	318,099
National Retail Properties Inc.
4.00%, 11/15/25 (a)	558,000	613,097
Natwest Group PLC 1.55% - 3 month USD LIBOR
4.52%, 06/25/24 (a)(b)	953,000	1,029,745
Natwest Group PLC 2.10% - 5 year CMT
3.75%, 11/01/29 (a)(b)	575,000	611,242
NewMarket Corp.
2.70%, 03/18/31	2,031,000	1,981,240
Newmont Corp.
4.88%, 03/15/42 (a)	344,000	419,917
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	1,033,000	1,114,648
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	543,000	620,492
NIKE Inc.
3.38%, 03/27/50 (a)	294,000	309,200
Nippon Life Insurance Co. 2.61% - 5 year CMT
3.40%, 01/23/50 (a)(b)(g)	786,000	802,978
NiSource Inc.
3.60%, 05/01/30 (a)	609,000	660,205
3.95%, 03/30/48 (a)	177,000	187,199
Nomura Holdings Inc.
2.65%, 01/16/25 (a)	820,000	846,994
3.10%, 01/16/30 (a)	589,000	596,745
Nordstrom Inc.
4.25%, 08/01/31 (c)(g)	405,000	404,907
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	374,000	414,534
Northrop Grumman Corp.
3.85%, 04/15/45 (a)	96,000	103,351
4.03%, 10/15/47 (a)	103,000	114,225
NOV Inc.
3.60%, 12/01/29 (a)	890,000	895,447
Novartis Capital Corp.
2.20%, 08/14/30 (a)	889,000	894,476
3.00%, 11/20/25 (a)	74,000	79,867
NTT Finance Corp.
1.59%, 04/03/28 (a)(g)	3,186,000	3,109,791
Nucor Corp.
3.95%, 05/01/28 (a)	518,000	578,720
Nutrien Ltd.
4.00%, 12/15/26 (a)	207,000	231,902
4.90%, 06/01/43 (a)	371,000	440,080
NVIDIA Corp.
2.85%, 04/01/30 (a)	300,000	315,069
3.50%, 04/01/50 (a)	394,000	416,261
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (a)(g)	758,000	795,195
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	481,000	475,045
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	498,000	531,735
	Principal Amount	Fair Value
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	$199,000	$215,418
ONEOK Inc.
4.35%, 03/15/29 (a)	554,000	604,010
Oracle Corp.
1.65%, 03/25/26	1,105,000	1,112,956
2.30%, 03/25/28	870,000	880,449
2.40%, 09/15/23 (a)	315,000	327,553
2.65%, 07/15/26 (a)	619,000	649,467
2.88%, 03/25/31	590,000	600,632
2.95%, 04/01/30 (a)	894,000	921,517
3.60%, 04/01/50 (a)	595,000	577,436
3.65%, 03/25/41	650,000	658,002
3.80%, 11/15/37 (a)	188,000	195,390
3.95%, 03/25/51	655,000	676,261
4.00%, 07/15/46 - 11/15/47 (a)	893,000	922,275
4.10%, 03/25/61	770,000	796,488
4.13%, 05/15/45 (a)	171,000	179,341
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	936,000	965,138
2.57%, 02/15/30 (a)	366,000	368,485
3.36%, 02/15/50 (a)	348,000	342,749
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	4,004,000	4,398,434
Owens Corning
4.40%, 01/30/48 (a)	257,000	282,695
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	498,000	487,497
2.50%, 02/01/31 (a)	893,000	842,206
3.50%, 08/01/50 (a)	388,000	337,673
4.30%, 03/15/45 (a)	597,000	578,445
Pacific Gas and Electric Co.
3.30%, 08/01/40 (a)	893,000	805,173
PacifiCorp
2.70%, 09/15/30 (a)	542,000	554,661
6.25%, 10/15/37 (a)	845,000	1,152,901
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	535,000	571,664
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(b)	1,208,000	1,236,328
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	784,000	829,762
3.25%, 06/01/50 (a)	449,000	448,699
PepsiCo Inc.
1.63%, 05/01/30 (a)	574,000	549,192
2.63%, 07/29/29 (a)	768,000	801,984
3.45%, 10/06/46 (a)	196,000	206,898
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (a)	500,000	542,425
Petroleos Mexicanos
5.35%, 02/12/28 (a)	434,000	423,931
5.63%, 01/23/46 (a)	293,000	232,009
6.35%, 02/12/48 (a)	471,000	389,117
6.49%, 01/23/27 (a)	490,000	512,226
6.50%, 03/13/27 (a)	1,170,000	1,223,539
7.69%, 01/23/50 (a)	879,000	816,099
Pfizer Inc.
2.70%, 05/28/50 (a)	1,056,000	980,528
3.45%, 03/15/29 (a)	295,000	323,768
3.60%, 09/15/28 (a)	680,000	753,086
3.90%, 03/15/39 (a)	335,000	381,230

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
4.13%, 12/15/46 (a)	$229,000	$268,262
4.40%, 05/15/44 (a)	136,000	163,596
Philip Morris International Inc.
1.50%, 05/01/25 (a)	575,000	583,056
2.10%, 05/01/30 (a)	304,000	294,464
3.38%, 08/15/29 (a)	440,000	474,364
4.13%, 03/04/43 (a)	171,000	186,617
Phillips 66
2.15%, 12/15/30 (a)	2,975,000	2,819,348
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	1,612,000	1,639,581
3.75%, 03/01/28 (a)	220,000	235,741
4.68%, 02/15/45 (a)	308,000	325,984
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	1,777,000	1,747,146
2.15%, 01/15/31 (a)	519,000	489,905
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	863,000	862,905
3.65%, 06/01/22 (a)	1,068,000	1,093,557
PPG Industries Inc.
1.20%, 03/15/26	1,958,000	1,924,146
PPL Capital Funding Inc.
3.10%, 05/15/26 (a)	658,000	702,823
Precision Castparts Corp.
4.38%, 06/15/45 (a)	346,000	391,959
Prologis LP
4.38%, 02/01/29 (a)	532,000	612,007
Prudential Financial Inc.
3.94%, 12/07/49 (a)	604,000	661,561
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	700,000	800,793
Public Service Company of Colorado
3.70%, 06/15/28 (a)	635,000	702,443
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	1,209,000	1,254,023
PVH Corp.
4.63%, 07/10/25 (a)	1,498,000	1,650,526
QUALCOMM Inc.
1.30%, 05/20/28 (a)	236,000	225,746
1.65%, 05/20/32 (a)	36,000	33,078
3.25%, 05/20/27 (a)	42,000	45,827
4.30%, 05/20/47 (a)	103,000	121,381
Quest Diagnostics Inc.
2.95%, 06/30/30 (a)	220,000	227,548
Ralph Lauren Corp.
1.70%, 06/15/22 (a)	269,000	273,113
Raymond James Financial Inc.
3.75%, 04/01/51 (c)	869,000	900,067
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	898,000	965,125
3.50%, 03/15/27 (a)	463,000	506,883
3.65%, 08/16/23 (a)	28,000	29,939
3.95%, 08/16/25 (a)	344,000	382,311
4.13%, 11/16/28 (a)	111,000	124,964
4.15%, 05/15/45 (a)	363,000	404,778
4.45%, 11/16/38 (a)	286,000	332,592
Realty Income Corp.
3.00%, 01/15/27 (a)	171,000	181,414
3.25%, 01/15/31 (a)	574,000	606,752
	Principal Amount	Fair Value
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	$1,058,000	$978,978
2.80%, 09/15/50 (a)	472,000	407,520
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	546,000	524,673
Reynolds American Inc.
4.45%, 06/12/25 (a)	37,000	41,069
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	222,000	255,180
Rockwell Automation Inc.
4.20%, 03/01/49 (a)	412,000	489,060
Rogers Communications Inc.
5.00%, 03/15/44 (a)	157,000	186,522
Roper Technologies Inc.
2.95%, 09/15/29 (a)	625,000	651,563
Ross Stores Inc.
4.70%, 04/15/27 (a)	218,000	248,710
Royalty Pharma PLC
0.75%, 09/02/23 (a)(g)	619,000	618,208
1.20%, 09/02/25 (a)(g)	823,000	808,013
1.75%, 09/02/27 (a)(g)	413,000	403,546
2.20%, 09/02/30 (a)(g)	177,000	169,088
3.30%, 09/02/40 (a)(g)	103,000	99,538
RPM International Inc.
3.75%, 03/15/27 (a)	329,000	362,166
Ryder System Inc.
2.90%, 12/01/26 (a)	1,522,000	1,617,018
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	297,000	326,415
4.50%, 05/15/30 (a)	340,000	381,565
5.00%, 03/15/27 (a)	174,000	198,358
5.88%, 06/30/26 (a)	1,128,000	1,322,986
Santander Holdings USA Inc.
4.40%, 07/13/27 (a)	306,000	338,262
Santander UK Group Holdings PLC
4.75%, 09/15/25 (a)(g)	1,003,000	1,111,805
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	1,243,000	1,325,262
4.38%, 04/16/49 (a)(g)	256,000	277,381
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	674,000	733,144
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	249,000	291,992
Sempra Energy
3.80%, 02/01/38 (a)	226,000	242,717
4.00%, 02/01/48 (a)	246,000	258,512
Shell International Finance BV
2.38%, 08/21/22 (a)	1,007,000	1,035,820
3.13%, 11/07/49 (a)	1,002,000	965,036
3.75%, 09/12/46 (a)	173,000	184,638
4.13%, 05/11/35 (a)	242,000	275,989
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	534,000	561,517
3.20%, 09/23/26 (a)	163,000	175,359
Siemens Financieringsmaatschappij N.V.
1.70%, 03/11/28 (g)	2,259,000	2,222,472
2.15%, 03/11/31 (g)	1,000,000	975,800
2.88%, 03/11/41 (g)	1,000,000	966,660
Simon Property Group LP
3.38%, 06/15/27 (a)	412,000	443,881

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Societe Generale SA (1.49% fixed rate until 12/14/25; 1.10% + 1 year CMT Rate thereafter)
1.49%, 12/14/26 (a)(b)(g)	$1,624,000	$1,593,079
South Jersey Industries Inc.
3.70%, 04/15/31	1,621,000	1,634,843
Southern California Edison Co.
2.40%, 02/01/22 (a)	845,000	856,188
4.00%, 04/01/47 (a)	1,072,000	1,110,999
4.20%, 03/01/29 (a)	814,000	906,983
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	583,000	611,211
4.40%, 05/30/47 (a)	93,000	103,751
Southern Copper Corp.
5.88%, 04/23/45 (a)	525,000	690,307
Southwest Airlines Co.
2.63%, 02/10/30 (a)	895,000	881,065
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	463,000	487,284
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	125,000	134,540
4.50%, 03/15/45 (a)	94,000	102,280
Spirit Realty LP
4.00%, 07/15/29 (a)	694,000	751,533
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%, 01/30/26 (a)(b)(g)	1,510,000	1,570,506
Starbucks Corp.
4.00%, 11/15/28 (a)	357,000	401,525
Steel Dynamics Inc.
3.45%, 04/15/30 (a)	448,000	479,306
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (c)	1,720,000	1,705,965
3.75%, 03/15/51 (c)	640,000	641,216
Stryker Corp.
1.95%, 06/15/30 (a)	1,247,000	1,205,225
2.90%, 06/15/50 (a)	567,000	535,078
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25 (a)	3,742,000	3,883,410
Suncor Energy Inc.
4.00%, 11/15/47 (a)	136,000	139,012
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	384,000	396,595
Sysco Corp.
3.25%, 07/15/27 (a)	350,000	376,744
5.95%, 04/01/30 (a)	175,000	218,834
6.60%, 04/01/50 (a)	147,000	212,860
Takeda Pharmaceutical Company Ltd.
2.05%, 03/31/30 (a)	200,000	192,424
3.03%, 07/09/40 (a)	300,000	290,271
3.18%, 07/09/50 (a)	300,000	284,142
3.38%, 07/09/60 (a)	300,000	287,322
Tampa Electric Co.
2.40%, 03/15/31	1,125,000	1,119,589
3.45%, 03/15/51	810,000	826,694
4.35%, 05/15/44 (a)	702,000	805,903
Tapestry Inc.
4.13%, 07/15/27 (a)	383,000	415,325
4.25%, 04/01/25 (a)	4,066,000	4,402,990
	Principal Amount	Fair Value
Target Corp.
2.50%, 04/15/26 (a)	$367,000	$389,776
Teck Resources Ltd.
3.90%, 07/15/30 (a)	603,000	629,803
5.40%, 02/01/43 (a)	358,000	403,308
Teledyne Technologies Inc.
2.25%, 04/01/28	2,436,000	2,424,624
2.75%, 04/01/31	806,000	805,524
Telefonica Emisiones S.A.
4.10%, 03/08/27 (a)	639,000	714,447
Texas Instruments Inc.
3.88%, 03/15/39 (a)	460,000	529,782
The Allstate Corp.
4.20%, 12/15/46 (a)	213,000	246,707
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	995,000	1,060,978
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(b)	965,000	1,018,519
The Bank of Nova Scotia (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
4.65%, 12/31/99 (a)(b)	964,000	963,528
The Boeing Co.
2.20%, 02/04/26 (a)	2,341,000	2,334,047
2.70%, 02/01/27 (a)	1,413,000	1,434,350
2.95%, 02/01/30 (a)	360,000	356,083
3.25%, 03/01/28 (a)	182,000	187,449
3.55%, 03/01/38 (a)	245,000	236,655
3.75%, 02/01/50 (a)	320,000	305,629
5.04%, 05/01/27 (a)	2,078,000	2,368,962
5.15%, 05/01/30 (a)	1,175,000	1,353,177
5.81%, 05/01/50 (a)	726,000	918,354
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (a)(b)	1,506,000	1,480,293
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	1,436,000	1,590,140
The Clorox Co.
1.80%, 05/15/30 (a)	834,000	798,513
The Coca-Cola Co.
2.60%, 06/01/50 (a)	597,000	540,983
2.75%, 06/01/60 (a)	458,000	413,798
The Dow Chemical Co.
2.10%, 11/15/30 (a)	456,000	439,634
3.60%, 11/15/50 (a)	456,000	461,057
4.25%, 10/01/34 (a)	403,000	451,312
5.55%, 11/30/48 (a)	327,000	431,087
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	461,000	467,998
3.13%, 12/01/49 (a)	366,000	370,904
The George Washington University
4.13%, 09/15/48	905,000	1,056,796
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	538,000	544,198
3.50%, 04/01/25 - 11/16/26 (a)	2,199,000	2,384,382

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
3.85%, 01/26/27 (a)	$2,937,000	$3,221,595
4.25%, 10/21/25 (a)	761,000	849,246
5.15%, 05/22/45 (a)	233,000	291,537
The Goldman Sachs Group Inc. (1.99% fixed rate until 01/27/31; 1.09% + SOFR thereafter)
1.99%, 01/27/32 (a)(b)	1,394,000	1,323,547
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(b)	1,040,000	1,053,541
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(b)	344,000	376,914
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(b)	358,000	397,427
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%, 06/05/23 (a)(b)	1,124,000	1,154,033
The Goldman Sachs Group Inc. 1.30% + 3 month USD LIBOR
4.22%, 05/01/29 (a)(b)	571,000	640,799
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	1,288,000	1,335,308
The Hartford Financial Services Group Inc. (2.32% fixed rate until 03/29/21; 2.13% + 3 month USD LIBOR)
2.32%, 02/12/67 (a)(b)(g)	786,000	754,764
The Home Depot Inc.
2.70%, 04/15/30 (a)	342,000	356,655
3.35%, 04/15/50 (a)	594,000	615,859
3.50%, 09/15/56 (a)	327,000	344,557
3.90%, 12/06/28 - 06/15/47 (a)	676,000	766,852
4.50%, 12/06/48 (a)	266,000	326,962
The Kroger Co.
2.20%, 05/01/30 (a)	538,000	528,235
2.95%, 11/01/21 (a)	1,248,000	1,264,212
4.65%, 01/15/48 (a)	226,000	262,736
The Mosaic Co.
5.63%, 11/15/43 (a)	96,000	120,168
The Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	811,000	810,497
The Sherwin-Williams Co.
2.75%, 06/01/22 (a)	15,000	15,358
3.45%, 06/01/27 (a)	5,000	5,451
4.50%, 06/01/47 (a)	85,000	99,790
The Southern Co.
3.25%, 07/01/26 (a)	211,000	225,918
4.40%, 07/01/46 (a)	84,000	93,699
The Toronto-Dominion Bank 2.21% + USD 5 year swap rate
3.63%, 09/15/31 (a)(b)	806,000	882,844
	Principal Amount	Fair Value
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	$730,000	$655,416
The Walt Disney Co.
2.65%, 01/13/31 (a)	874,000	892,695
3.38%, 11/15/26 (a)	132,000	144,442
3.60%, 01/13/51 (a)	575,000	611,599
4.75%, 11/15/46 (a)	88,000	108,954
6.65%, 11/15/37 (a)	581,000	850,015
The Williams Companies Inc.
3.75%, 06/15/27 (a)	143,000	156,132
4.85%, 03/01/48 (a)	297,000	330,840
4.90%, 01/15/45 (a)	697,000	772,715
5.40%, 03/04/44 (a)	100,000	116,380
Thermo Fisher Scientific Inc.
4.13%, 03/25/25 (a)	40,000	44,432
4.50%, 03/25/30 (a)	210,000	245,078
Time Warner Cable LLC
4.50%, 09/15/42 (a)	87,000	92,974
6.55%, 05/01/37 (a)	263,000	346,082
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(g)	934,000	1,007,450
3.75%, 04/15/27 (a)(g)	1,340,000	1,463,762
3.88%, 04/15/30 (a)(g)	366,000	397,147
4.50%, 04/15/50 (a)(g)	175,000	195,552
Total Capital International S.A.
3.46%, 02/19/29 (a)	1,148,000	1,251,802
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	563,000	608,766
3.80%, 03/21/29 (a)	814,000	894,814
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	826,000	930,068
4.88%, 01/15/26 (a)	188,000	215,565
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	1,482,000	1,575,974
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	388,000	431,472
Truist Bank 0.59% - 3 month USD LIBOR
3.50%, 08/02/22 (a)(b)	754,000	761,623
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(b)	2,045,000	2,142,955
TSMC Global Ltd.
0.75%, 09/28/25 (a)(g)	4,091,000	3,993,921
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	190,000	216,733
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	394,000	423,014
Tyson Foods Inc.
4.00%, 03/01/26 (a)	1,460,000	1,619,184
4.55%, 06/02/47 (a)	110,000	129,067
U.S. Bancorp 3.49% - 3 month USD LIBOR
3.73%, 12/29/49 (a)(b)	1,283,000	1,281,409
UBS Group AG 0.95% - 3 month USD LIBOR
2.86%, 08/15/23 (a)(b)(g)	890,000	917,243
UBS Group AG 1.47% + 3 month USD LIBOR
3.13%, 08/13/30 (a)(b)(g)	1,015,000	1,060,381

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
UDR Inc.
2.10%, 08/01/32 (a)	$754,000	$702,223
3.00%, 08/15/31 (a)	480,000	489,341
UniCredit S.p.A. 2.30% - 1 year CMT
2.57%, 09/22/26 (a)(b)(g)	2,140,000	2,150,186
Union Pacific Corp.
3.50%, 06/08/23 (a)	810,000	860,512
3.60%, 09/15/37 (a)	125,000	133,343
4.10%, 09/15/67 (a)	221,000	238,620
4.30%, 03/01/49 (a)	320,000	366,864
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	939,000	923,657
4.45%, 12/15/48 (a)	643,000	787,270
4.75%, 07/15/45 (a)	556,000	697,263
Unum Group
4.50%, 03/15/25 (a)	385,000	430,091
Utah Acquisition Sub Inc.
3.15%, 06/15/21 (a)	467,000	468,373
3.95%, 06/15/26 (a)	119,000	131,193
Vale S.A.
5.63%, 09/11/42 (a)	235,000	283,133
Valero Energy Corp.
2.85%, 04/15/25 (a)	762,000	796,260
4.00%, 04/01/29 (a)	790,000	856,407
Ventas Realty LP
3.25%, 10/15/26 (a)	447,000	480,811
VEREIT Operating Partnership LP
2.85%, 12/15/32 (a)	563,000	545,710
Verizon Communications Inc.
1.45%, 03/20/26	1,600,000	1,601,024
2.10%, 03/22/28	1,215,000	1,218,937
2.55%, 03/21/31	1,125,000	1,123,526
3.00%, 03/22/27 (a)	2,082,000	2,224,180
3.40%, 03/22/41	811,000	823,757
3.55%, 03/22/51	925,000	924,352
3.70%, 03/22/61	765,000	756,845
4.33%, 09/21/28 (a)	486,000	556,465
4.40%, 11/01/34 (a)	935,000	1,069,042
4.52%, 09/15/48 (a)	363,000	418,524
4.67%, 03/15/55 (a)	302,000	359,872
4.86%, 08/21/46 (a)	1,223,000	1,473,507
5.25%, 03/16/37 (a)	293,000	369,857
ViacomCBS Inc.
2.90%, 01/15/27 (a)	280,000	294,104
3.70%, 06/01/28 (a)	271,000	293,647
5.25%, 04/01/44 (a)	99,000	119,104
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	594,000	661,787
Visa Inc.
2.00%, 08/15/50 (a)	438,000	354,824
2.05%, 04/15/30 (a)	567,000	565,254
2.70%, 04/15/40 (a)	616,000	604,727
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(g)	1,899,000	1,986,335
Vodafone Group PLC
4.38%, 05/30/28 (a)	411,000	472,029
5.25%, 05/30/48 (a)	215,000	268,735
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	1,625,000	1,580,930
Vontier Corp.
2.40%, 04/01/28 (g)	1,595,000	1,566,880
2.95%, 04/01/31 (g)	1,227,000	1,198,337
	Principal Amount	Fair Value
Vornado Realty LP
3.50%, 01/15/25 (a)	$347,000	$366,429
Vulcan Materials Co.
3.90%, 04/01/27 (a)	179,000	200,074
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (a)	159,000	161,822
Walmart Inc.
3.63%, 12/15/47 (a)	273,000	301,924
3.70%, 06/26/28 (a)	569,000	639,340
3.95%, 06/28/38 (a)	264,000	305,332
4.05%, 06/29/48 (a)	359,000	421,969
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	428,000	464,020
Wells Fargo & Co.
4.15%, 01/24/29 (a)	1,104,000	1,243,678
4.75%, 12/07/46 (a)	1,244,000	1,469,798
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(b)	986,000	1,007,820
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	962,000	985,752
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(b)	2,915,000	3,124,239
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	1,244,000	1,220,177
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(b)	728,000	801,492
Wells Fargo & Co. 2.00% + SOFRRATE
2.19%, 04/30/26 (a)(b)	1,183,000	1,220,395
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	1,513,000	1,558,526
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	665,000	710,579
Willis North America Inc.
3.60%, 05/15/24 (a)	558,000	601,814
3.88%, 09/15/49 (a)	602,000	642,328
WPP Finance 2010
3.75%, 09/19/24 (a)	325,000	354,497
WRKCo Inc.
3.00%, 09/15/24 (a)	472,000	503,454
Xcel Energy Inc.
3.40%, 06/01/30 (a)	743,000	798,197
Zoetis Inc.
3.00%, 09/12/27 (a)	173,000	184,882
3.90%, 08/20/28 (a)	408,000	453,733
		749,365,839
Non-Agency Collateralized Mortgage Obligations - 9.2%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36%, 09/15/48 (a)(b)	2,456,000	2,359,175

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Banc of America Commercial Mortgage Trust 2016-UBS10
4.88%, 07/15/49 (a)(b)	$2,522,000	$2,702,923
BANK 2017-BNK7
3.18%, 09/15/60 (a)	20,509,000	21,902,399
BANK 2018-BNK15
4.41%, 11/15/61 (a)(b)	8,550,000	9,813,015
BANK 2019-BNK17
4.52%, 04/15/52 (a)(b)	1,053,000	1,146,614
BX Commercial Mortgage Trust 2018-IND 0.75% - 1 month USD LIBOR
0.86%, 11/15/35 (a)(b)(g)	1,603,519	1,603,351
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53 (a)	4,022,000	4,216,066
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57 (a)	7,323,000	7,599,026
CFCRE Commercial Mortgage Trust 2016-C7
4.43%, 12/10/54 (a)(b)	2,447,000	2,360,232
Citigroup Commercial Mortgage Trust 2015-GC35
4.48%, 11/10/48 (a)(b)	4,118,000	3,867,989
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48 (a)	12,152,000	13,316,610
Citigroup Commercial Mortgage Trust 2016-P5
2.94%, 10/10/49 (a)	3,484,742	3,700,777
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (a)(b)	2,942,926	3,158,427
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/45 (a)(g)	1,602,000	1,590,993
COMM 2013-LC13 Mortgage Trust
4.56%, 08/10/46 (a)(b)(g)	1,375,000	1,478,819
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (a)(b)	1,940,000	2,111,168
CSAIL 2015-C3 Commercial Mortgage Trust
4.13%, 08/15/48 (a)(b)	5,260,454	5,347,619
CSAIL 2016-C7 Commercial Mortgage Trust
4.34%, 11/15/49 (a)(b)	4,077,000	4,179,388
GS Mortgage Securities Trust 2012-GCJ9
1.93%, 11/10/45 (a)(b)(e)	5,271,276	116,667
GS Mortgage Securities Trust 2014-GC22
4.69%, 06/10/47 (a)(b)	2,433,000	2,548,746
GS Mortgage Securities Trust 2014-GC24
4.51%, 09/10/47 (a)(b)	3,298,000	3,318,219
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (a)(b)	3,270,000	2,809,774
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49 (a)	2,912,000	3,078,620
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50 (a)	7,000,045	7,598,467
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (a)(b)	2,609,000	2,893,886
	Principal Amount	Fair Value
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52 (a)	$13,110,000	$13,489,623
GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52 (a)	6,397,000	6,717,670
Impac CMB Trust Series 2004-5 0.72% - 1 month USD LIBOR
0.83%, 10/25/34 (a)(b)	278,551	275,026
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.49%, 12/15/47 (a)(b)(e)	4,522,122	88,472
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (a)(b)	1,010,000	1,067,235
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (a)(b)	2,174,000	1,802,971
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (a)(e)	9,371	100
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12%, 02/15/46 (a)(b)	3,391,000	3,284,829
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%, 03/15/48 (a)(b)(e)	27,777,624	746,574
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (a)(b)	3,468,000	3,283,192
UBS Commercial Mortgage Trust 2012-C1
5.57%, 05/10/45 (a)(b)(g)	2,236,000	2,231,982
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (a)(b)	1,869,000	2,058,971
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (a)(b)(g)	8,161,000	8,282,302
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50 (a)	8,162,000	8,032,012
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%, 02/15/48 (a)(b)(e)	21,658,060	839,747
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52 (a)	1,505,000	1,564,700
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45 (a)	2,166,000	2,075,796
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46 (a)	1,880,000	2,024,843
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/47 (a)	3,259,000	3,315,229
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (a)(b)	4,333,000	4,690,701
		180,690,945
Sovereign Bonds - 1.2%
Government of Chile
2.55%, 01/27/32 (a)	2,507,000	2,529,688
3.63%, 10/30/42 (a)	150,000	157,196
3.86%, 06/21/47 (a)	860,000	924,448

See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Principal Amount	Fair Value
Government of Colombia
2.63%, 03/15/23	$711,000	$729,962
3.88%, 04/25/27 (a)	1,185,000	1,268,305
5.00%, 06/15/45 (a)	1,271,000	1,355,928
Government of Indonesia
3.50%, 01/11/28 (a)	578,000	619,570
4.35%, 01/11/48 (a)	232,000	251,966
Government of Mexico
3.60%, 01/30/25 (a)	1,402,000	1,526,582
4.00%, 10/02/23 (a)	620,000	668,100
4.60%, 02/10/48 (a)	972,000	993,841
4.75%, 03/08/44 (a)	2,068,000	2,168,277
Government of Panama
3.16%, 01/23/30 (a)	1,217,000	1,266,824
3.87%, 07/23/60 (a)	826,000	818,706
4.50%, 05/15/47 (a)	530,000	585,502
Government of Peru
1.86%, 12/01/32 (a)	1,230,000	1,122,633
2.78%, 12/01/60 (a)	2,055,000	1,700,800
5.63%, 11/18/50 (a)	884,000	1,175,375
Government of Philippines
3.95%, 01/20/40 (a)	835,000	896,239
Government of Qatar
3.38%, 03/14/24 (a)(g)	1,045,000	1,120,773
4.82%, 03/14/49 (a)(g)	275,000	337,189
Government of Uruguay
5.10%, 06/18/50 (a)	884,133	1,096,051
		23,313,955
Municipal Bonds and Notes - 0.4%
American Municipal Power Inc.
6.27%, 02/15/50	1,070,000	1,455,829
	Principal Amount	Fair Value
Board of Regents of the University of Texas System
3.35%, 08/15/47	$1,025,000	$1,123,009
Port Authority of New York & New Jersey
4.46%, 10/01/62	1,870,000	2,304,634
State of California
4.60%, 04/01/38	1,840,000	2,125,078
State of Illinois
5.10%, 06/01/33	745,000	838,768
		7,847,318
Total Bonds and Notes (Cost $1,881,973,767)		1,923,855,039

	Number of Shares
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $1,375,850) (b)	55,034	1,474,911
Total Investments in Securities (Cost $1,883,349,617)		1,925,329,950
Total Investments (Cost $1,883,349,617)		1,925,329,950
Other Assets and Liabilities, net - 2.0%		39,380,391
NET ASSETS - 100.0%		$1,964,710,341

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$47,320	5.00%/ Quarterly	06/20/25	$4,326,803	$(2,493,915)	$6,820,718

The Fund had the following long futures contracts open at March 31, 2021:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	June 2021	188	$35,429,985	$34,069,125	$(1,360,860)
2 Yr. U.S. Treasury Notes Futures	June 2021	1,272	280,972,391	280,764,187	(208,204)
U.S. Long Bond Futures	June 2021	129	20,455,580	19,942,594	(512,986)
					$(2,082,050)

The Fund had the following short futures contracts open at March 31, 2021:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Notes Futures	June 2021	567	$(70,551,080)	$(69,966,914)	$584,166
10 Yr. U.S. Treasury Notes Futures	June 2021	569	(76,020,416)	(74,503,438)	1,516,978
10 Yr. U.S. Treasury Ultra Futures	June 2021	963	(142,573,250)	(138,371,063)	4,202,187
					$6,303,331
					$4,221,281
See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At March 31, 2021, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Trustees. Security value is determined based on level 3 inputs.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities amounted to $154,170,722 or 7.85% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Step coupon bond.
*	Amount is less than $0.50.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$427,634,429	$—	$427,634,429
	Agency Mortgage Backed	—	485,655,465	26,343	485,681,808
	Agency Collateralized Mortgage Obligations	—	14,528,429	—	14,528,429
	Asset Backed	—	34,792,316	—	34,792,316
	Corporate Notes	—	749,365,839	—	749,365,839
	Non-Agency Collateralized Mortgage Obligations	—	180,690,945	—	180,690,945
	Sovereign Bonds	—	23,313,955	—	23,313,955
See accompanying notes to schedule of investments.

GE RSP Income Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Fund	Investments	Level 1	Level 2	Level 3	Total
	Municipal Bonds and Notes	$—	$7,847,318	$—	$7,847,318
	Preferred Stock	1,474,911	—	—	1,474,911
	Total Investments in Securities	$1,474,911	$1,923,828,696	$26,343	$1,925,329,950
	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$6,820,718	$—	$6,820,718
	Long Futures Contracts - Unrealized Depreciation	(2,082,050)	—	—	(2,082,050)
	Short Futures Contracts - Unrealized Appreciation	6,303,331	—	—	6,303,331
	Total Other Financial Instruments	$4,221,281	$6,820,718	$—	$11,041,999
See accompanying notes to schedule of investments.

GE RSP Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

GE RSP Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2021, the Fund entered into futures contracts in order to manage exposure to interest rates.
Credit Default Swaps
During the period ended March 31, 2021, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Interest Rate Swaps
Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with

GE RSP Income Fund
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended March 31, 2021, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Reorganization of the Fund
On May 24, 2021, the Fund reorganized into a newly organized series of State Street Institutional Investment Trust, the State Street Income Fund.